Revenue and Deferred Revenues	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Revenue and Deferred Revenues

13. REVENUE AND DEFERRED REVENUES

Disaggregation of revenue

All the revenues for the period was recognized from contracts with customers. For the year ended December 31, 2018, most of the Group's revenues were generated in the PRC. Additionally, the majority of the Group's revenues result from sales of products which revenue is recognized at a point of time. The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments

For the year ended, December 31, 2018
RMB
Xiaomi Wearable products	2,439,534
Self-branded Products and Others	1,205,801
Total Revenue	3,645,335

Contract balances

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers

2018
RMB
Accounts Receivables	58,925
Amounts due from related parties	656,399
Deferred revenue	41,863
Refund liability (sales return)	153

Accounts receivables are recorded when the right to consideration is unconditional and payments terms on invoiced amounts are typically 30 to 60 days. Amounts due from related parties include both amounts billed (RMB623,120) and unbilled amount (RMB33,279) due from related party under the cooperation agreement. The amount billed is recorded when the right to the consideration is unconditional and payment terms on invoiced amounts are typically 30 to 60 days. Unbilled amount due from related party relate to our contractual right to consideration under our cooperation agreement for the second instalment payment not yet invoiced. Contract liabilities, recorded in accrued expenses in the consolidated balance sheet as of December 31, 2018, include payment received in advance of performance under the contract related to our software services which are realized over the estimated usage period and payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period. The Company recorded no impairment charges related to contract assets in the period.

During the year ended December 31, 2018, the Group recognized RMB17,876 of revenue previously included in deferred revenue as of January 1, 2018, which mainly consist of revenue recognized related to its service subscription. Additionally, during the year ended December 31, 2018, the Group billed RMB33,329 to a related party, initially recorded as unbilled amount, mainly due to the timing of invoicing for the goods related to its cooperation agreement. The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's performance and the customer's payment.